STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Staples - 0.5%
Agricultural Products & Services - 0.5%
Ingredion, Inc.	2,258	$275,724

Energy - 25.3%(a)
Coal & Consumable Fuels - 6.2%
Cameco Corp.	23,752	1,993,413
Centrus Energy Corp. - Class A (b)	842	261,079
Denison Mines Corp. (b)	48,860	134,464
Energy Fuels, Inc. (b)	10,480	160,924
NexGen Energy Ltd. (b)	28,760	257,491
Uranium Energy Corp. (b)	23,877	318,519
		3,125,890
Integrated Oil & Gas - 10.9%
Chevron Corp.	13,490	2,094,862
Exxon Mobil Corp.	30,047	3,387,799
		5,482,661
Oil & Gas Exploration & Production - 3.4%
Canadian Natural Resources Ltd.	14,297	457,151
ConocoPhillips	8,815	833,811
EOG Resources, Inc.	3,786	424,486
		1,715,448
Oil & Gas Refining & Marketing - 0.8%
Marathon Petroleum Corp.	2,135	411,500

Oil & Gas Storage & Transportation - 4.0%
Enbridge, Inc.	15,124	762,992
Kinder Morgan, Inc.	13,535	383,176
ONEOK, Inc.	4,393	320,557
Williams Cos., Inc.	8,499	538,412
		2,005,137
Total Energy		12,740,636

Industrials - 31.5%(a)
Aerospace & Defense - 21.3%
Axon Enterprise, Inc. (b)	579	415,514
Boeing Co. (b)	5,993	1,293,469
BWX Technologies, Inc.	4,974	917,056
General Dynamics Corp.	1,863	635,283
General Electric Co.	8,111	2,439,951
Howmet Aerospace, Inc.	3,179	623,815
L3Harris Technologies, Inc.	1,475	450,480
Lockheed Martin Corp.	1,849	923,039
Northrop Grumman Corp.	1,125	685,485

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Aerospace & Defense - 21.3% (Continued)
RTX Corp.	10,631	$1,778,885
TransDigm Group, Inc.	436	574,657
		10,737,634
Agricultural & Farm Machinery - 9.7%
AGCO Corp.	2,189	234,376
CNH Industrial NV	28,314	307,207
Deere & Co.	8,895	4,067,328
Toro Co.	3,471	264,490
		4,873,401
Heavy Electrical Equipment - 0.5%
NuScale Power Corp. (b)	6,509	234,324
Total Industrials		15,845,359

Materials - 29.8%(a)
Copper - 3.5%
First Quantum Minerals Ltd. (b)	17,130	387,478
Freeport-McMoRan, Inc.	34,704	1,361,091
		1,748,569
Diversified Metals & Mining - 1.0%
Teck Resources Ltd. - Class B	11,727	514,431

Fertilizers & Agricultural Chemicals - 7.3%
CF Industries Holdings, Inc.	5,699	511,200
Corteva, Inc.	24,126	1,631,641
FMC Corp.	4,303	144,710
Mosaic Co.	11,196	388,277
Nutrien Ltd.	17,304	1,016,208
		3,692,036
Gold - 18.0%
Agnico Eagle Mines Ltd.	12,228	2,059,527
Alamos Gold, Inc. - Class A	10,184	354,980
Barrick Mining Corp.	41,387	1,359,344
Franco-Nevada Corp.	4,646	1,034,125
Kinross Gold Corp.	29,769	738,824
Newmont Corp.	26,665	2,248,126
Wheaton Precious Metals Corp.	11,034	1,234,774
		9,029,700
Total Materials		14,984,736

Utilities - 12.7%
Electric Utilities - 12.7%
Constellation Energy Corp.	17,223	5,667,572

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Electric Utilities - 12.7% (Continued)
Oklo, Inc. (b)	6,368	$710,860
Total Utilities		6,378,432
TOTAL COMMON STOCKS (Cost $41,186,401)		50,224,887

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.05%(c)	85,890	85,890
TOTAL MONEY MARKET FUNDS (Cost $85,890)		85,890

TOTAL INVESTMENTS - 100.0% (Cost $41,272,291)		$50,310,777
Other Assets in Excess of Liabilities - 0.0% (d)		14,673
TOTAL NET ASSETS - 100.0%		$50,325,450

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE NATURAL RESOURCES AND SECURITY ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive Natural Resources and Security ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$50,224,887	$—	$—	$50,224,887
Money Market Funds	85,890	—	—	85,890
Total Investments	$50,310,777	$—	$—	$50,310,777

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended September 30, 2025, the Strive Natural Resources and Security ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.